Summary of Significant Accounting Policies - Principles of presentation, consolidation and going concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies
Net loss	¥ (5,800,000)	$ (793,315)	¥ (8,264,191)	¥ (7,655,146)
Accumulated deficit	(27,289,256)		(20,865,686)		$ (3,738,613)
Cash and cash equivalents	7,800,000		¥ 3,260,670	¥ 3,561,544	$ 1,066,243
Net current liabilities	¥ 15,000,000